RELATED PARTIES - Disclosure of compensation for key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 6,443	$ 5,465
Post-employment benefits	1,139	880
Share-based compensation expense	20,462	7,543
Key management personnel compensation	$ 28,044	$ 13,888